INVESTMENTS IN SUBSIDIARIES	12 Months Ended
Dec. 31, 2017
INVESTMENTS IN SUBSIDIARIES
INVESTMENTS IN SUBSIDIARIES

13 INVESTMENTS IN SUBSIDIARIES

        The Company held investments in the significant subsidiaries for the years ended December 31 as detailed in the table below. The equity interest presented represents the economic rights available to the Company.

			Equity interest held by the Group
	Country of incorporation	Nature of subsidiary
Name of significant subsidiary			2017	2016
VEON Amsterdam B.V.	Netherlands	Holding	100%	100%
VEON Holdings B.V.	Netherlands	Holding	100%	100%
PJSC VimpelCom	Russia	Operating	100%	100%
JSC "Kyivstar"	Ukraine	Operating	100%	100%
LLP "KaR-Tel"	Kazakhstan	Operating	75.0%	75.0%
LLC "Tacom"	Tajikistan	Operating	98.0%	98.0%
LLC "Unitel"	Uzbekistan	Operating	100%	100%
LLC "VEON Georgia"	Georgia	Operating	80.0%	80.0%
CJSC "VEON Armenia"	Armenia	Operating	100%	100%
LLC "Sky Mobile"	Kyrgyzstan	Operating	50.1%	50.1%
VimpelCom Lao Co. Ltd.	Lao PDR	Operating	78.0%	78.0%
VEON Luxembourg Holdings S.à r.l.	Luxembourg	Holding	100%	100%
VEON Luxembourg Finance Holdings S.à r.l.	Luxembourg	Holding	100%	100%
VEON Luxembourg Finance S.A.	Luxembourg	Holding	100%	100%
Global Telecom Holding S.A.E	Egypt	Holding	57.7%	51.9%
Omnium Telecom Algérie S.p.A.*	Algeria	Holding	26.3%	23.7%
Optimum Telecom Algeria S.p.A.*	Algeria	Operating	26.3%	23.7%
Pakistan Mobile Communications Limited	Pakistan	Operating	49.0%	44.0%
Banglalink Digital Communications Limited	Bangladesh	Operating	57.7%	51.9%
Wind Telecom S.p.A.**	Italy	Holding	—	100%

*           The Group has concluded that it controls Omnium Telecom Algérie S.p.A and Optimum Telecom Algeria S.p.A even though its subsidiary, Global Telecom Holding S.A.E. owns less than 50% of the ordinary shares. This is because the Company can exercise operational control through a shareholders' agreement.

**          On December 1, 2017, Wind Telecom S.p.A. merged into VEON Holdings.

        Pursuant to local laws and regulations and covenants in agreements relating to indebtedness, subsidiaries may be restricted from declaring or paying dividends to VEON.

        The company holds and controls its investments in Omnium Telecom Algérie S.p.A., Optimum Telecom Algeria S.p.A, Pakistan Mobile Communications Limited, Warid Telecom Limited and Banglalink Digital Communications Limited ("Banglalink") through its subsidiary GTH, in which it holds a 57.7% interest as of balance sheet date.

MATERIAL PARTLY-OWNED SUBSIDIARIES

        Financial information of subsidiaries that have material non-controlling interests ("NCIs") is provided below:

	Equity interest held by NCIs		Book values of material NCIs		Profit / (loss) attributable to material NCIs
Name of significant subsidiary	2017	2016	2017	2016	2017	2016
LLP "KaR-Tel" ("Kar-Tel")	25.0%	25.0%	252	253	8	10
LLC "Sky Mobile" ("Sky Mobile")	49.8%	49.8%	167	164	3	(21)
Global Telecom Holding S.A.E ("GTH")	42.3%	48.1%	(778)	(219)	(40)	116
Omnium Telecom Algérie S.p.A. ("OTA")	73.7%	76.3%	1,235	1,332	100	141

        The summarized financial information of these subsidiaries before intercompany eliminations for the years ended December 31 are detailed below. Note that the amount of non-controlling interests presented for OTA of 73.7% represents the non-controlling interests in Algeria of 54.4% and the non-controlling interests in GTH, the intermediate parent company in Egypt, of 42.3%.

Summarized income statement

	Kar-Tel			Sky Mobile			GTH			OTA
	2017	2016	2015	2017	2016	2015	2017	2016	2015	2017	2016	2015
Operating revenue	348	308	534	108	136	164	3,015	2,955	2,894	915	1,040	1,273
Operating expenses	(296)	(255)	(410)	(97)	(162)	(93)	(2,384)	(2,463)	(2,462)	(703)	(753)	(922)
Other (expenses) / income	(7)	2	97	(2)	(12)	29	(450)	(213)	(364)	(27)	(33)	(72)

Profit / (loss) before tax	45	55	221	9	(38)	100	181	279	68	185	254	279
Income tax expense	(13)	(14)	(51)	(4)	(5)	(10)	(375)	(144)	(115)	(49)	(69)	(106)

Profit / (loss) for the year	32	41	170	5	(43)	90	(194)	135	(47)	136	185	173

Total comprehensive income / (loss)	32	41	170	5	(43)	90	(194)	135	(47)	136	185	173

Attributed to NCIs	8	10	44	3	(21)	40	(40)	116	26	100	141	132
Dividends paid to NCIs	—	—	—	—	—	—	116	—	—	82	—	(57)

Summarized statement of financial position

	Kar-Tel		Sky Mobile		GTH		OTA
	2017	2016	2017	2016	2017	2016	2017	2016
Property and equipment	184	203	79	80	2,028	2,314	517	531
Intangible assets	92	91	12	14	1,324	1,356	291	394
Other non-current assets	204	205	131	147	1,806	2,268	1,361	1,417
Trade and other receivables	22	16	6	6	250	222	31	44
Cash and cash equivalents	14	29	32	33	375	606	125	309
Other current assets	74	64	12	3	850	337	66	84
Financial liabilities	—	—	—	—	(3,072)	(2,903)	(128)	(343)
Provisions	(5)	(7)	(4)	(15)	(341)	(396)	(31)	(28)
Other liabilities	(84)	(94)	(22)	(29)	(1,876)	(1,787)	(400)	(492)

Total equity	501	507	246	239	1,344	2,017	1,832	1,916

Attributed to:
Equity holders of the parent	249	254	79	75	2,157	2,236	597	584
Non-controlling interests	252	253	167	164	(778)	(219)	1,235	1,332

Summarized statement of cash flows

	Kar-Tel			Sky Mobile			GTH			OTA
	2017	2016	2015	2017	2016	2015	2017	2016	2015	2017	2016	2015
Net operating cash flows	105	99	137	23	58	81	877	1,077	(339)	345	446	(706)
Net investing cash flows	(73)	(124)	(363)	(24)	45	(65)	(924)	(473)	(823)	(172)	(238)	(201)
Net financing cash flows	(48)	(83)	(110)	—	(115)	(88)	(157)	(492)	(1,032)	(350)	(288)	(1,270)
Effect of exchange rate changes on cash and cash equivalents	—	1	(5)	—	(1)	(3)	(18)	(14)	(151)	(7)	(14)	(153)

Net increase / (decrease) in cash equivalents	(16)	(107)	(341)	(1)	(13)	(75)	(222)	98	(2,345)	(184)	(94)	(2,330)

SIGNIFICANT ACCOUNTING JUDGEMENT

Control over subsidiaries

        Subsidiaries, which are those entities over which the Company is deemed to have control, are consolidated. The Company controls an entity when the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. In certain circumstances, significant judgment is required to assess if the Company is deemed to have control over entities where the Company's ownership interest does not exceed 50%.